SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (U.S. GAAP). Amounts in the financial statements are presented in thousands of dollars. Prior-year amounts have been presented on a consistent basis to conform to the current year presentation, with no impact on previously reported results. Amounts reported in thousands within this report are computed based on exact amounts.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and accompanying notes and supplemental schedule, and the reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.

Contributions	Contributions Participant contributions and the matching employer contributions are recorded in the year in which the participant contributions are withheld from compensation.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from Participants represent Participant loans that are recorded at their unpaid principal balance, plus any accrued but unpaid interest. Interest income on notes receivable from Participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a Participant ceases to make loan repayments and the Plan Administrator deems the loan to be a distribution, the loan balance is reduced and a benefit payment is recorded.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan's investments are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 3, Fair Value Measurements, for additional information. The Committee is responsible for determining the Plan's investment strategy and analyzing information provided by the investment custodians and issuers that is used to determine the fair value of the Plan's investments.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is accrued when earned. Net appreciation includes the Plan's gains and losses on investments bought, sold and held during the year. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included within dividend income.